Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Valuation of Warrant Liability (Details) - Warrant Liability	6 Months Ended
Jun. 30, 2021 $ / shares
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Underlying stock price	$ 20.53
Volatility	75.60%
Risk free rate	0.25%
Dividend	0.00%